SEGMENTAL INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Aug. 31, 2010 segments	Dec. 31, 2012 charterers segments	Dec. 31, 2011 charterers	Dec. 31, 2010 charterers
Segment Reporting [Abstract]
Number of reportable segments	1	2
Number of charterers during the year		7	7	7
Segmental information:
Time charter revenues		$ 410,345	$ 299,848	$ 244,045
Vessel and voyage operating expenses		(96,525)	(68,914)
Administrative expenses		(25,013)	(33,679)	(22,832)
Impairment of long-term assets		(500)	(500)	(4,500)
Depreciation and amortization		(85,524)	(70,286)
Other operating gains and losses		(27)	(5,438)	(6,230)
Operating income (loss)		202,756	121,031	60,186
Other non-operating income (loss)		857,929	541	4,196
Net financial expenses		(42,868)	(53,102)	(66,961)
Income taxes		(2,765)	1,705	(1,427)
Equity in net losses of affiliates		609	1,900	1,435
Net income (loss)		1,014,443	68,275	(5,441)
Non-controlling interests		(43,140)	(21,625)	5,825
Net income attributable to Golar LNG Ltd		971,303	46,650	384
Total assets		2,414,399	2,232,634
Investment in affiliates		367,656	22,529
Capital Expenditures		342,987	289,182
Vessel operations
Segmental information:
Time charter revenues		410,345	299,848
Vessel and voyage operating expenses		(96,525)	(68,914)
Administrative expenses		(23,973)	(26,988)
Impairment of long-term assets		(500)	(500)
Depreciation and amortization		(85,187)	(69,814)
Other operating gains and losses		0	0
Operating income (loss)		204,160	133,632
Other non-operating income (loss)		858,080	541
Net financial expenses		(42,864)	(52,593)
Income taxes		(2,765)	1,705
Equity in net losses of affiliates		609	1,900
Net income (loss)		1,016,002	81,385
Non-controlling interests		(43,140)	(21,625)
Net income attributable to Golar LNG Ltd		972,862	59,760
Total assets		2,413,564	2,230,006
Investment in affiliates		367,656	22,529
Capital Expenditures		342,987	289,182
LNG Trading
Segmental information:
Time charter revenues		0	0
Vessel and voyage operating expenses		0	0
Administrative expenses		(1,040)	(6,691)
Impairment of long-term assets		0	0
Depreciation and amortization		(337)	(472)
Other operating gains and losses		(27)	(5,438)
Operating income (loss)		(1,404)	(12,601)
Other non-operating income (loss)		(151)	0
Net financial expenses		(4)	(509)
Income taxes		0	0
Equity in net losses of affiliates		0	0
Net income (loss)		(1,559)	(13,110)
Non-controlling interests		0	0
Net income attributable to Golar LNG Ltd		(1,559)	(13,110)
Total assets		835	2,628
Investment in affiliates		0	0
Capital Expenditures		$ 0	$ 0